Long-term Investments - Carrying Value of Equity Investments (Details) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Total carrying value of the equity securities
Downward adjustment	$ 94,200		$ 130,200
Impairment for equity investments accounted for under the measurement alternative	66,600		102,600
Investment related impairment	66,625	$ 3,920	102,594	$ 117,835
Initial cost basis	835,552		713,552
Upward adjustments	82,217		82,217
Downward adjustments	(477,891)		(513,861)
Foreign currency translation	13,580		13,996
Total carrying value at the end of the period	453,458		295,904
Yixia Tech
Total carrying value of the equity securities
Investment related impairment	$ 59,400		$ 75,300